Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure of Services Provided by Third Parties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Expenses By Nature [Abstract]
Sales commissions	S/ 80,846	S/ 62,268	S/ 66,303
Advisory and consulting fees	102,289	74,711	61,647
Leases	60,625	63,741	58,927
Credit card commissions	34,228	31,425	27,569
Service and repair	77,459	73,353	74,805
Custodial and cleaning services	53,612	50,897	38,121
Advertisement	30,055	27,199	24,019
Utilities	48,811	55,571	60,937
Hosting	17,971	18,107	14,925
Collection expenses	2,595	1,697	889
Travel and entertainment expenses	4,904	3,163	3,399
Others	38,468	44,226	40,196
Services provided by third parties Expenses	S/ 551,863	S/ 506,358	S/ 471,737